Subsequent Event (Details Textual)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended						1 Months Ended		0 Months Ended
	May 22, 2013 USD ($)	Feb. 28, 2013	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 04, 2013	Mar. 31, 2011	Mar. 31, 2011	Feb. 04, 2013 Lambda Investors LLC [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] EUR (€)	Nov. 12, 2013 Subsequent Event [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2011 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Scenario Forecast [Member] EUR (€)	Oct. 30, 2013 Subsequent Event [Member] Product Recall [Member] USD ($)	Nov. 12, 2013 Subsequent Event [Member] Lambda Investors LLC [Member]	Nov. 12, 2013 Subsequent Event [Member] Lambda Investors LLC [Member] Senior Notes [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] Lambda Investors LLC [Member] Senior Notes [Member] USD ($)
Sales Revenue, Goods, Gross																		$ 127,000
Cost of Goods Sold, Total			189,000	191,000	610,000	448,000	737,000	1,346,000										27,000
Debt Instrument, Face Amount																				1,500,000	1.3
Debt Instrument, Interest Rate, Stated Percentage									12.00%											12.00%	12.00%
Debt Instrument, Maturity Date		Aug. 04, 2013																		May 12, 2014	Aug. 04, 2013
Debt Instrument, Interest Rate, Increase (Decrease)																				16.00%	16.00%
Rights Offering Of Common Stock ,Shares														2,750,000	3
Offering Price Per share														$ 0.30	$ 0.60
Transaction Fees																				120,000	104,000
Legal Fees												50,000								75,000	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.45	0.45		0.40	0.40					0.30			0.40
Percentage Of Sourcing Fees																				8.00%	8.00%
Legal Fees And Other Expenses	100,000						50,000
License Agreement Second Installment Payment Outstanding																	400,000
License agreement second installment payment													€ 600,000
Warrant Extension Term							1 year